Segment Information (Details) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2015 USD ($) stores_stations refineries mi bbl	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) stores_stations	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) operating_segments stores_stations refineries mi bbl	Dec. 31, 2014 USD ($) stores_stations	Dec. 31, 2013 USD ($) stores_stations
Segment Reporting Information [Line Items]
Active Storage Capacity | bbl		8,200,000								8,200,000
Net sales		$ 2,070,324	$ 2,569,090	$ 2,828,892	$ 2,318,730	$ 3,024,816	$ 4,052,324	$ 4,351,290	$ 3,725,143	$ 9,787,036	$ 15,153,573	$ 10,086,070
Derivative, Gain (Loss) on Derivative, Net										93,699	95,331	15,868
Operating income		26,141	332,598	315,393	255,993	233,104	348,653	310,572	204,184	930,125	1,096,513	571,873
Nonoperating Income (Expense)										(91,739)	(93,837)	(118,394)
Income before income taxes		1,464	310,215	292,302	234,405	213,736	328,070	283,974	176,896	838,386	1,002,676	453,479
Depreciation and amortization		52,845	$ 51,377	$ 51,143	$ 49,926	49,398	$ 46,910	$ 47,848	$ 46,410	205,291	190,566	117,848
Payments to Acquire Productive Assets										290,863	223,271	205,677
Goodwill		1,289,443				1,289,443				1,289,443	1,289,443
Total assets		$ 5,833,393				5,642,186				$ 5,833,393	5,642,186	5,475,099
Number of Stores | stores_stations		535								535
Number of Reportable Segments | operating_segments										3
Refining Group [Member]
Segment Reporting Information [Line Items]
Insurance Recoveries											5,800	22,200
Revenues	[1]									$ 5,704,390	9,904,947	5,993,028
Operating income	[1],[2]									900,513	1,107,103	680,969
Depreciation and amortization	[1]									150,580	146,462	84,131
Payments to Acquire Productive Assets	[1]									205,879	119,582	105,882
Goodwill		$ 1,267,455				1,267,455				1,267,455	1,267,455	1,267,455
Total assets	[1]	$ 4,133,402				4,238,787				$ 4,133,402	4,238,787	4,242,082
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Active Storage Capacity | bbl		8,200,000								8,200,000
Revenues	[1]									$ 1,813,543	2,490,313	2,524,595
Operating income	[1]									86,713	70,295	(42,460)
Depreciation and amortization	[1]									26,912	20,187	16,515
Payments to Acquire Productive Assets	[1]									61,005	79,172	84,825
Total assets	[1]	$ 456,938				439,471				$ 456,938	439,471	434,761
Pipeline, Miles | mi		685								685
Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues										$ 2,269,103	2,757,207	1,567,245
Operating income										41,279	42,087	16,332
Depreciation and amortization										23,197	19,869	13,245
Payments to Acquire Productive Assets										20,895	22,056	9,771
Goodwill		$ 21,988				21,988				21,988	21,988	29,588
Total assets		$ 444,382				$ 417,269				$ 444,382	$ 417,269	$ 391,146
Number of Stores | stores_stations		258				230				258	230	228
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating income										$ (98,380)	$ (122,972)	$ (82,968)
Depreciation and amortization										4,602	4,048	3,957
Payments to Acquire Productive Assets										3,084	2,461	5,199
Total assets		$ 798,671				$ 546,659				798,671	546,659	407,110
Intersegment Eliminations [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues	[1]									3,072,806	4,291,617	3,506,335
Intersegment Eliminations [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Revenues	[1]									786,324	1,011,575	882,533
Intersegment Eliminations [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues										10,634	19,575	21,069
Intersegment Eliminations [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues										0	0	0
Operating Segments [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Revenues	[1]									8,777,196	14,196,564	9,499,363
Operating Segments [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Revenues	[1]									2,599,867	3,501,888	3,407,128
Operating Segments [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Revenues										2,279,737	2,776,782	1,588,314
Corporate, Non-Segment [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues										0	1,106	1,202
Cost of Sales [Member]
Segment Reporting Information [Line Items]
Derivative, Gain (Loss) on Derivative, Net										$ 43,466	$ 289,754	$ (1,030)
Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		3								3
Refining Equipment [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		3								3
El Paso Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		1								1
El Paso Facility [Member] | Refining Equipment [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		1								1
Active Storage Capacity | bbl		131,000								131,000
Gallup Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		1								1
Gallup Facility [Member] | Refining Equipment [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		1								1
Active Storage Capacity | bbl		25,000								25,000
St. Paul Park Refinery [Member] | Refining Equipment [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		1								1
Active Storage Capacity | bbl		98,000								98,000
Non-Staffed Fueling Locations [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations		52				50				52	50	53
Glencore Supply Agreement [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Net Assets		$ 1,800				$ 100				$ 1,800	$ 100
Derivative, Gain (Loss) on Derivative, Net										$ 48,700	$ 34,600	$ (3,900)
Wholly Owned Properties [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations		168								168
Franchised Units [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations		109								109

[1]	WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three years ended December 31, 2015. WNRL operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment.
[2]	The effect of our economic hedging activity is included within operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $43.5 million and $289.8 million in net realized and unrealized economic hedging gains for the years ended December 31, 2015 and 2014, respectively, and $1.0 million in net realized and unrealized economic hedging losses for the year ended December 31, 2013.